Accounts Receivable, Net (Details) - Schedule of accounts receivable ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Schedule of accounts receivable [Abstract]
Accounts receivable	¥ 66,399	$ 9,913	¥ 62,046
Allowance for doubtful accounts	6,892	1,029	6,892
Accounts receivable, net	¥ 59,507	$ 8,884	¥ 55,154